1. GENERAL CONSIDERATIONS (Details)	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares	490,617,722
Percentage of ownership	65.67%
Inversiones Totihue S.A.
Disclosure of classes of share capital [line items]
Number of shares	87,615,431
Percentage of ownership	11.73%
Rentas Santa Bárbara S.A.
Disclosure of classes of share capital [line items]
Number of shares	85,274,628
Percentage of ownership	11.42%
Banco de Chile Cta. de terceros
Disclosure of classes of share capital [line items]
Number of shares	67,817,908
Percentage of ownership	9.08%
AFP Habitat Fdo. Pensiones
Disclosure of classes of share capital [line items]
Number of shares	43,983,461
Percentage of ownership	5.89%
Itau Corpbanca Cta. Inversionistas Ext.
Disclosure of classes of share capital [line items]
Number of shares	33,479,746
Percentage of ownership	4.48%
Inversiones Quivolgo S.A.
Disclosure of classes of share capital [line items]
Number of shares	32,748,071
Percentage of ownership	4.38%
Fundacíón Cultural Nacional
Disclosure of classes of share capital [line items]
Number of shares	25,954,278
Percentage of ownership	3.47%
Larraín Vial C. De Bolsa
Disclosure of classes of share capital [line items]
Number of shares	25,213,091
Percentage of ownership	3.38%
Inversiones GDF Ltda.
Disclosure of classes of share capital [line items]
Number of shares	24,000,000
Percentage of ownership	3.21%
Agroforestal e Inversiones Maihue Ltda.
Disclosure of classes of share capital [line items]
Number of shares	22,337,075
Percentage of ownership	2.99%
Constructora Santa Marta Ltda.
Disclosure of classes of share capital [line items]
Number of shares	22,293,321
Percentage of ownership	2.98%
Banco Santander Cta. Terceros
Disclosure of classes of share capital [line items]
Number of shares	19,900,712
Percentage of ownership	2.66%